MW CAPITAL MANAGEMENT FUNDS
              Metropolitan West Capital Intrinsic Value Equity Fund
               Metropolitan West Capital International Value Fund
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                                                               February 28, 2003
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                         Supplement to Prospectus dated
                                October 28, 2002


Effective April 30, 2003, both Metropolitan West Capital Intrinsic Value Equity Fund and Metropolitan West Capital International Value Fund are imposing redemption fees of 2.00% on redemptions of shares held for less than 2 months. The redemption fee does not apply to shares purchased through reinvested dividends or capital gain distributions and shares held through 401(k) programs or qualified retirement accounts.


Both Shareholder Fees tables on pages 3 and 7 of your Prospectus are replaced with the following.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price) .............................. None
Maximum Deferred Sales Charge (Load) (as percentage of offering price).... None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends............... None
Redemption Fee (1)........................................................ 2.00%
Exchange Fee ............................................................. None
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(1)  The Fund charges a fee of 2.00% on redemptions of shares held for less than
     2 months. The Fund's transfer agent charges a $15 fee for wire redemptions.



Please note that the following paragraph is added to page 19 of your Prospectus.

Redemption Fee

If you redeem shares of the Fund after holding them for less than 2 months, the Fund will charge a fee of 2.00% of the value of the shares redeemed. This fee is paid to the Fund to cover the costs of maintaining accounts that are abnormally active.


    Please retain this Supplement with your Prospectus for future reference.